LOAN RECEIVABLE (Details) $ in Millions, $ in Millions	Mar. 30, 2023 CAD ($) property	Mar. 30, 2023 USD ($) property	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Loan Receivable [Abstract]
Number of industrial properties	2	2
Current loans received	$ 76.8	$ 56.4
Current loans and receivables			$ 69.2	$ 51.1